Jul. 10, 2015
| KraneShares Bosera MSCI China A Share ETF
KraneShares Bosera MSCI China A Share ETF

KRANESHARES TRUST

KraneShares Bosera MSCI China A Share ETF (the “Fund”)

Supplement dated July 10, 2015 to the

Statutory Prospectus and Summary Prospectus for the Fund (each, a “Prospectus” and together, the “Prospectuses”)

This supplement provides new and additional information beyond that contained in the currently effective Statutory Prospectus and Summary Prospectus listed above and should be read in conjunction with the Prospectuses.

The Chinese A Shares market has recently been subject to numerous, widespread and extensive trading halts, the risk of which is currently described in the Prospectuses. These trading halts have increased the volatility and reduced the liquidity of the A Shares market.

Accordingly, the Fund does not currently expect to continue to replicate the MSCI China A International Index (“Underlying Index”), but rather will employ a representative sampling strategy. Utilizing such a strategy will provide the Fund’s Adviser, Krane Funds Advisors, LLC (“Krane”), and Co-Adviser, Bosera Asset Management (International) Co., Ltd. (“Bosera”), with greater flexibility to invest Fund assets in securities that are not subject to trading halts and are relatively liquid. The Fund may also hold cash and cash equivalents in lieu of investing cash in A Shares in an effort to ensure the liquidity of the Fund portfolio.

As a result of employing a representative sampling strategy and holding cash and cash equivalents, the Fund may experience greater tracking error. Accordingly, the below changes apply to the Prospectuses:

Principal Investment Strategies of the Fund

In managing the Fund, Bosera uses a “passive” investment strategy — meaning that Bosera does not attempt to select securities based on their individual potential to outperform the Underlying Index or the market. In seeking to track the performance of the Underlying Index, Bosera intends to employ a representative sampling strategy on behalf of the Fund, which means that the Fund will typically invest in a representative sample of securities that collectively have an investment profile similar to the Underlying Index. Bosera performs this function at its discretion, subject to the investment strategy and restrictions of the Fund and oversight by Krane Funds Advisors, LLC (“Krane”) and the Board of Trustees. The Fund’s securities are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund may invest up to 20% of its assets in investments that are not included in the Underlying Index, but which Krane and/or Bosera believes will help the Fund track the Underlying Index. These investments include B shares of companies whose A Shares are in the Underlying Index, B shares of other companies listed on the Shanghai or Shenzhen Stock Exchanges, H shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange, shares of Red Chip companies with controlling Chinese shareholders that are incorporated outside of mainland China and listed on the Hong Kong Stock Exchange, shares of China-related companies listed on the Hong Kong Stock Exchange, depository receipts representing securities not in the Underlying Index, derivative instruments, including swaps and futures contracts, including index futures, investment company securities, including exchange-traded funds (“ETFs”), and cash or cash equivalents, including money market funds. The Fund may also invest in cash and cash equivalents in anticipation of any reduced liquidity in the A Shares market.

Principal Risks

Liquidity Risk. The Fund’s investments, and particularly its investments in A Shares, are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell. If a transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to the Fund.

•	In the “Principal Risks” section of the Prospectuses, the “Management Risk” sub-section is deleted in its entirety and replaced with the following:

Management Risk. Because the Fund employs a representative sampling strategy to track the performance of the Underlying Index and invests less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that Bosera’s security selection process may not produce the intended results.

•	The last sentence of the “Passive Investment Risk” sub-section in the “Principal Risks” section of the Prospectuses is deleted in its entirety.

•	In the “Principal Risks” section of the Prospectuses, the “Tracking Error Risk” sub-section is deleted in its entirety and replaced with the following:

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to, among other factors, the Fund’s use of a representative sampling strategy and the Fund holding cash under certain circumstances in lieu of Underlying Index securities. In addition, securities included in the Underlying Index may be unavailable for investment from time to time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.